Employee benefits - Summary of Composition of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Composition of Plan Assets [Line Items]
Composition of plan assets	$ 1,017	$ 815	$ 896
Equity securities [Member]
Disclosure of Composition of Plan Assets [Line Items]
Composition of plan assets	61	49	52
Government bonds [Member]
Disclosure of Composition of Plan Assets [Line Items]
Composition of plan assets	$ 956	$ 766	$ 844